UNITED STATES
	                       SECURITIES AND EXCHANGE COMMISSION
	                                 WASHINGTON DC 20549
	                                         FORM 24F-2
	                        ANNUAL NOTICE OF SECURITIES SOLD
	                             PURSUANT TO RULE 24F-2



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1	    Name and address of issuer:
 		RevenueShares ETF Trust
     		One Commerce Square,
                               2005 Market Street, Suite 2020
     		Philadelphia, PA 19103
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2	   The name of each series or class of
                    securities for which this Form is filed
	     (If the Form is being filed for all
                    series and classes of securities of the
	     issuer	 check the box but do not
                      list series or classes): |x|




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3	  Investment Company Act File Number:

	                   811- 22185	811-21993

	          Securities Act File Number:
	                   333- 149351	333-139501


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	4(a). Last day of fiscal year for which this Form is filed:

	                	June 30, 2009

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	4(b). |_| Check box if this Form is being
                              filed late (i.e. more than 90
	          calendar days after the end of the
                           issuer's fiscal year). (See
	          Instruction A.2)

	NOTE: IF THE FORM IS BEING FILED
                          LATE INTEREST MUST BE
	PAID ON THE REGISTRATION FEE DUE.

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	4(c).  |_|  Check box if this is the last
                          time the issuer will be filing this
	          Form.

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


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5.   Calculation of registration fee:
  (i)    Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f): $ 123,147,442
  (ii)   Aggregate price of securities
            redeemed or repurchased during the
            fiscal year:  $(26,319,533)
  (iii)  Aggregate price of securities
            redeemed or repurchased during any
            prior fiscal year ending no earlier
            than October 11, 1995 that were not
            previously used to reduce
            registration fees payable to the
            Commission:  $0
  (iv)   Total available redemption credits
            [add Items 5(ii) and 5(iii)]:    $  (26,319,533)
  (v)    Net sales - if Item 5(i) is greater
           than Item 5(iv) [subtract Item 5(iv)
           fom Item 5(i)]:  $96,827,909


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    (vi)   Redemption credits available for use
            in future years -- if Item 5(i) is
            less than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:             $	0

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    (vii)  Multiplier for determining
            registration fee (See Instruction
            C.9):        0.0000558

     (viii) Registration fee due [multiply Item
            5(v) by Item 5(vii)] (enter "0" if
            no fee is due):            = $  5,403.00

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6.   Prepaid Shares
     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under
 the Securities Act of 1933 pursuant
	     to rule 24e-2 as in effect before
October 11, 1997 then report the amount
	     of securities (number of shares
 or other units) deducted here: 0. If there
	     is a number of shares or other units
 that were registered pursuant to rule
	     24e-2 remaining unsold at the end
of the fiscal year for which this form is
	     filed that are available for use by
 the issuer in future fiscal years then
	     state that number here:

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	7.   Interest due - if this Form is being
 filed more than 90 days after the end
	     of the issuer's fiscal year
(see Instruction D):
       + $   	0


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	8.   Total of the amount of the registration
fee due plus any interest due [line
	     5(viii) plus line 7]:
    = $   5,403.00

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2

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	9.   Date the registration fee and any
interest payment was sent to the
	     Commission's lockbox depository:

               Method of Delivery:
                    |x|  Wire Transfer
	                    |_|  Mail or other means
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	                                   SIGNATURES

	This report has been signed below by the following persons on behalf of the
	issuer and in the capacities and
 on the dates indicated.


	By (Signature and Title)*
                               /S/  Adefolahan Oyefeso
    -------------------------------------------
                                     Adefolahan Oyefeso
                                     Vice President
Date:    	                     August 25, 2009

	  *Please print the name and title of the
signing officer below the signature.